Fees Summary	Apr. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,991,000
Previously Paid Amount	0.00
Total Fee Amount	413.06
Total Offset Amount	0.00
Net Fee	413.06
Narrative - Max Aggregate Offering Price	$ 2,991,000
Final Prospectus	true